International Equity Index Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	32.50%	7.64%	8.28%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	32.26%	7.42%	8.07%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	32.57%	7.68%	8.33%